Segment Information (Schedule Of Operations In Geographical Areas) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 27, 2019
Segment Reporting Information [Line Items]
Sales:	$ 2,844.5	$ 2,810.9	$ 2,785.4
Property, plant and equipment, net	261.6	231.2	218.0	$ 283.1
United States
Segment Reporting Information [Line Items]
Sales:	1,240.5	1,253.0	1,292.0
Property, plant and equipment, net	144.1	118.0	103.9
China
Segment Reporting Information [Line Items]
Sales:	187.9	155.2	130.8
Germany
Segment Reporting Information [Line Items]
Sales:	164.7	166.1	167.6
Property, plant and equipment, net	29.1	31.5	31.5
Sweden
Segment Reporting Information [Line Items]
Property, plant and equipment, net	20.0	11.7	4.2
Switzerland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	15.9	16.4	14.8
All Other Countries
Segment Reporting Information [Line Items]
Sales:	1,251.4	1,236.6	1,195.0
Property, plant and equipment, net	$ 52.5	$ 53.6	$ 63.6